Statements of Operations (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Series A-1
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	8,066.50	5,236.62
Series A-2
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	1,903.44	1,387.08
Series B-1
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	5,422.14	6,793.32
Series B-2
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	3,340.25	3,273.29